UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
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Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.)
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Address:      590 Peter Jefferson Parkway, Suite 250
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              Charlottesville, VA  22911
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Form 13F File Number: 028-06313
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Esther Cash
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Title:    Vice President, TIFF Advisory Services, Inc.
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Phone:    434-817-8200
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Signature, Place, and Date of Signing:


/s/Ester Cash           Charlottesville, VA                  February 14, 2005
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(Signature)             (City, State)                         (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:                  7
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Form 13F Information Table Entry Total:            26
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Form 13F Information Table Value Total:    $32,396,738.59
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
K.G. Redding - 028-10835
Marathon Asset Management, Ltd. - 028-03743
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441

                                                                        SHARES OR        INVESTMENT DISCRETION       VOTING AUTH.
NAMES                   TITLE OF        CUSIP           FAIR MARKET     PRINCIPAL   (a)(b)SHARED (c)SHARED MANAGERS (a)  (b)   (c)
                          CLASS                            VALUE           AMT.    SOLE             OTHER          SOLE SHARED NONE

Alcoa, Inc.               COM           013817101       1,256,800.00    40,000.00       X                           X
Alltel Corp.              COM           020039103       1,369,108.00    23,300.00       X                           X
American Express Co.      COM           025816109       1,409,250.00    25,000.00       X                           X
Anheuser-Busch Companies, COM           035229103       1,263,177.00    24,900.00       X                           X
Inc.
Banco Santander Chile SA, COM           05965X109       524,830.00      15,500.00       X                           X
Sponsored ADR
Bank of America Corp.     COM           060505104       1,428,496.00    30,400.00       X                           X
Boeing Co.                COM           097023105       1,330,489.00    25,700.00       X                           X
ChevronTexaco Corp.       COM           166764100       1,480,782.00    28,200.00       X                           X
Chunghwa Telecom Co. Ltd. COM           17133Q205       583,085.00      27,700.00       X                           X
Sponsored ADR
Citigroup, Inc.           COM           172967101       1,464,672.00    30,400.00       X                           X
General Electric Co.      COM           369604103       1,540,300.00    42,200.00       X                           X
HCA, Inc.                 COM           404119109       1,358,640.00    34,000.00       X                           X
International Paper Co.   COM           460146103       1,264,200.00    30,100.00       X                           X
Intuit, Inc.              COM           461202103       1,320,300.00    30,000.00       X                           X
JP Morgan Chase & Co.     COM           46625H100       1,287,330.00    33,000.00       X                           X
MBNA Corp.                COM           55262L100       1,448,966.00    51,400.00       X                           X
Mellon Financial Corp.    COM           58551A108       1,399,950.00    45,000.00       X                           X
Microsoft Corp.           COM           594918104       1,372,894.00    51,400.00       X                           X
Morgan Stanley            COM           617446448       1,349,136.00    24,300.00       X                           X
Oracle Corp.              COM           68389X105       1,402,184.00    102,200.00      X                           X
POSCO, Sponsored ADR      COM           693483109       734,878.59      16,503.00       X                           X
Public Service Enterprise COM           744573106       937,037.00      18,100.00       X                           X
Group, Inc.
SLM Corp.                 COM           78442P106       1,094,495.00    20,500.00       X                           X
Viacom, Inc., Class B     COM           925524308       1,291,845.00    35,500.00       X                           X
Votorantim Celulose e Papel COM         92906P106       1,138,050.00    70,250.00       X                           X
SA, Sponsored ADR
Wyeth Corp.               COM           983024100       1,345,844.00    31,600.00       X                           X
